BUSINESS COMBINATIONS (Tables)	12 Months Ended
Dec. 31, 2022
Business Acquisitions Accounted for Using Purchase Method

We completed the following business combinations in fiscal 2022 and 2021, which were accounted for using the purchase or equity method (in thousands).

				Net
Company	Acquisition		Intangible	Tangible	Operating
Name	Date	Purchase Price	Assets	Assets	Segment
	December 6, 2022	$71,009 cash paid for 100% asset purchase	$48,812	$22,197	Packaging
Titan Corrugated, Inc. (Titan) and All Boxed Up, LLC

Located in Flower Mound, TX and founded in 2003, Titan’s primary products include boxes used in moving and storage, jumbo boxes for industrial products, corrugated shipping containers, and point-of-purchase displays. All Boxed Up distributes common box sizes manufactured by Titan throughout the United States. The combined companies had trailing 12-month sales through October 2022 of approximately $46.5 million.

	June 27, 2022	$69,791 cash paid for equity method investment	$34,552	$35,239	Packaging
Dempsey Wood Products, Inc. (Dempsey)

Located in Orangeburg, South Carolina and founded in 1988, Dempsey is a sawmill which produces products such as kiln dried finished lumber, industrial lumber, green cut stock lumber, pine chips and shavings, landscaping mulch, and sawdust. The Company had sales of approximately $69 million in 2021.

	May 9, 2022	$15,398 cash paid for 100% asset purchase	$4,821	$10,577	Retail
Cedar Poly, LLC

Located in Tipton, Iowa, Cedar Poly is a full-service recycler of high-density and low-density polyethylene (HDPE and LDPE) flakes and pellets used in various products, including composite decking. The company also recycles corrugate and operates its own transportation fleet. Cedar Poly had 2021 sales of approximately $17.3 million and will operate in UFP’s Deckorators business unit.

	December 27, 2021	$24,057 cash paid for 100% stock purchase, net of acquired cash and $2,000 estimated contingent consideration	$20,390	$5,667	Retail
Ultra Aluminum Manufacturing, Inc. (Ultra)

Located in Howell, Michigan and founded in 1996, Ultra is a leading manufacturer of aluminum fencing, gates and railing. The company designs and produces an extensive selection of ornamental aluminum fence and railing products for contractors, landscapers, fence dealers and wholesalers. The Company had sales of approximately $45 million in 2021.

	December 20, 2021	$23,154 cash paid for 100% stock purchase and estimated contingent consideration	$13,817	$9,337	Packaging
Advantage Labels & Packaging, Inc. (Advantage)

Based in Grand Rapids, Michigan, Advantage provides blank and customized labels, printers, label applicators and other packaging supplies. Key industries served by the company include beer and beverage; body armor; food production and processing; greenhouse and nursery; hobby and craft; manufacturing; and automotive. The company had trailing 12-month sales through November 2021 of approximately $19.8 million.

				Net
Company	Acquisition		Intangible	Tangible	Operating
Name	Date	Purchase Price	Assets	Assets	Segment
	November 22, 2021	$10,831 cash paid for 70% stock purchase and noncontrolling interest, net of acquired cash	$12,686	$(1,855)	Other
Ficus Pax Private Limited (Ficus)

Headquartered in Bangalore, India, Ficus manufactures mixed-material cases and crates, nail-less plywood boxes, wooden pallets and other packaging products through 10 facilities located in major industrial markets throughout southern India. Ficus also owns a majority stake in Wadpack, a manufacturer of corrugated fiber board containers, corrugated pallets and display solutions. The Company had trailing 12-month sales through August 2021 of approximately $39 million USD.

	November 1, 2021	$5,984 cash paid for 100% asset purchase and estimated contingent consideration	$6,963	$(979)	Other
Boxpack Packaging (Boxpack)

Based near Melbourne, Australia, Boxpack specializes in flexographic and lithographic cardboard packaging, using the latest CAD design and finishing techniques. Boxpack serves multiple industries, including food and beverage, confectionary, pharmaceutical, industrial and agricultural. The Company had trailing 12-month sales through June 30, 2021, of $6.2 million USD ($8.2 million AUD).

	September 27, 2021	$6,443 cash paid for 100% asset purchase and estimated contingent consideration	$4,039	$2,404	Construction
Shelter Products, Inc. (Shelter)

Based in Haleyville, Alabama, Shelter operates its distribution and logistics business from an 87,800 sq.-ft. warehouse that specializes in manufactured housing industry customers. Shelter’s facility is adjacent to a UFP manufacturing facility that supplies trusses to manufactured housing builders, and the proximity will enable additional operational synergies. The Company had sales of approximately $11.4 million in 2020.

	April 29, 2021	$10,129 cash paid for 100% asset purchase	$7,099	$3,030	Construction
Endurable Building Products, LLC (Endurable)

Based near Minneapolis, Minnesota, Endurable is a leading manufacturer of customized structural aluminum systems and products for exterior purposes, such as deck framing, balconies, sunshades, railings and stairs. The company’s trademarked alumiLAST aluminum deck and balcony systems are known for their low-maintenance design and ease of installation. Endurable serves general contractors in the multifamily market throughout the U.S. and had sales of approximately $15 million in 2020.

	April 19, 2021	$8,549 cash paid for 100% asset purchase	$1,526	$7,023	Retail
Walnut Hollow Farm, Inc.

Walnut Hollow Farm, located in Wisconsin, is engaged in the business of designing, manufacturing, selling, and distributing wood products, tools, and accessories for the craft and hobby, outdoor sportsman art, personalized home décor, and hardware categories, with sales of approximately $11.6 million in 2020.

				Net
Company	Acquisition		Intangible	Tangible	Operating
Name	Date	Purchase Price	Assets	Assets	Segment
	April 12, 2021	$153,462 cash paid for 100% asset purchase	$—	$153,462	Retail
Spartanburg Forest Products, Inc.

Headquartered in Greer, South Carolina, Spartanburg Forest Products and its affiliates are a premier wood treating operation in the U.S., with approximately 150 employees and operations in five states. Its affiliates include Appalachian Forest Products, Innovative Design Industries, Blue Ridge Wood Preserving, Blue Ridge Wood Products, and Tidewater Wood Products and had combined sales of approximately $543.0 million in 2020.

	March 1, 2021	$5,511 cash paid for 100% asset purchase and estimated contingent consideration	$5,469	$42	Other
J.C. Gilmore Pty Ltd (Gilmores)

Founded in 1988 and operating from its distribution facility in Port Melbourne, Australia, Gilmores is a leading distributor in the industrial and construction industries of packaging tapes, stretch films, packaging equipment, strapping, construction protection products and other items, with 2020 sales of $15 million AUD ($10 million USD).

	December 28, 2020	$259,011 cash paid for 100% stock purchase	$79,917	$179,094	Retail/Packaging
PalletOne, Inc. (PalletOne)

Based in Bartow, Florida, PalletOne is a leading manufacturer of new pallets in the U.S., with 17 pallet manufacturing facilities in the southern and eastern regions of the country. The company also supplies other specialized industrial packaging, including custom bins and crates, and its Sunbelt Forest Products (Sunbelt) subsidiary operates five pressure-treating facilities in the Southeastern U.S. PalletOne and its affiliates had 2020 sales of $698 million.

Acquired Intangible Assets

The amounts assigned to major intangible classes for the business combinations mentioned above are as follows (in thousands):

	Non-							Intangibles -
	Compete		Customer					Tax
	Agreements	Patents	Relationships		Tradename	Goodwill		Deductible
All Boxed Up	$—	$—	$980	*	$—	$934	*	$1,914
Titan	—	—	23,970	*	—	22,928	*	46,898
Cedar Poly	—	—	2,401	*	—	2,420	*	4,821
Ultra	—	—	6,820		5,020	8,550		20,390
Advantage	310	—	5,100		420	7,987		13,817
Ficus	2,784	—	4,931		1,718	3,253		12,686
Boxpack	821	—	4,011		—	2,131		6,963
Shelter	30	—	2,200		190	1,619		4,039
Endurable	—	—	4,080		1,210	1,809		7,099
Walnut Hollow	—	—	410		560	556		1,526
Gilmores	1,631	—	—		—	3,838		5,469
PalletOne	—	—	18,089		17,450	44,378		79,917

*(estimate)